Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands, shares in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	32,479	32,479
Fully paid shares	£ 60,433	£ 63,522	£ 76,650	£ 81,594
Share Capital [member]
Disclosure of classes of share capital [line items]
Fully paid shares	1,299	1,299	1,290	1,289
Share Premium [member]
Disclosure of classes of share capital [line items]
Fully paid shares	£ 79,541	£ 79,541	£ 79,459	£ 79,426